Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of (Loss) income before income taxes

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	(15,493,030)	(89,768,953)	(92,977,042)
Overseas	(589,628,029)	(59,554,082)	161,174,386
Total	(605,121,059)	(149,323,035)	68,197,344

Schedule of reconciliation of total tax expenses

	Years ended December 31,
	2021	2022	2023
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(4.00)%	(14.71)%	19.77%
Super deduction on research and development expenses	3.96%	—	—
Effect of expired tax loss	(0.40)%	—	—
Effect of tax holiday	47.40%	2.15%	—
Effect of tax rate in different tax jurisdiction	(6.07)%	13.38%	(77.33)%
Change in valuation allowance	(65.89)%	(28.31)%	36.13%
Total	0.00%	(2.49)%	3.57%

Schedule of aggregate amount and per share effect of the tax holiday

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate dollar effect	286,804,076	3,205,943	—
Per share effect—basic and diluted	8.81	0.10	—

Schedule of deferred tax assets

	Years ended December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Tax loss carried forward	862,624,971	809,834,806
Deductible temporary differences	162,018,885	267,362,061
Tax basis difference upon the restructuring in 2016	33,903,815	22,907,887
Allowance for credit loss	5,467,891	11,478,781
Total deferred tax assets	1,064,015,562	1,111,583,535
Less: valuation allowance	(1,064,015,562)	(1,111,583,535)
Net deferred tax assets	—	—

Schedule of movement of deferred tax valuation allowance

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	706,478,606	1,092,224,566	1,064,015,562
Increase	433,166,584	53,777,072	82,998,721
Decrease	(47,420,624)	(81,986,076)	(35,430,748)
Balance at end of the year	1,092,224,566	1,064,015,562	1,111,583,535